Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table ("SCT") Total for CEO Peterman	SCT Total for CEO Porcelain	SCT Total for CEO Kornberg	Compensation Actually Paid ("CAP") to CEO Peterman (b)(c)	CAP to CEO Porcelain (b)(c)	CAP to CEO Kornberg (b)(c)	Average SCT Total for Non- CEO NEOs	Average CAP to Non-CEO NEOs (b)(c)	Year-End Value of $100 Invested on 7/31/20		Net Income ($mm)	Adj. EBITDA ($mm) (d)
									Comtech (CMTL) TSR	Nasdaq Telecom Index (IXTC) TSR
2023	$5,018,836	$3,786,190	n/a	$4,431,786	$4,262,568	n/a	$1,096,646	$1,011,071	$65.89	$94.11	($27)	$54
2022	n/a	$3,406,465	$8,515,624	n/a	$995,127	$9,690,691	$614,731	$378,243	$74.06	$89.82	($33)	$39
2021	n/a	n/a	$3,886,838	n/a	n/a	$5,529,922	$1,057,737	$1,424,421	$155.01	$123.56	($73)	$77

Named Executive Officers, Footnote	Each executive that has served the Company as CEO during the last three fiscal years is displayed individually in the table above. Ken A. Peterman has served as our CEO since August 9, 2022, following Michael Porcelain, who served as CEO from December 31, 2021 to August 9, 2022, and preceded by Mr. Kornberg, who served as our CEO from 1976 until December 31, 2021. For fiscal 2021, Mr. Porcelain served as a non-CEO NEO and his individual compensation amounts are included in the average columns for the non-CEO NEOs. Average Non-CEO NEOs for each year include:
-Fiscal 2023: Michael Bondi, Maria Hedden, Donald E. Walther, Nancy Stallone
-Fiscal 2022: Michael Bondi, Maria Hedden, Nancy Stallone, Yelena Simonyuk
-Fiscal 2021: Michael Bondi, Nancy Stallone, Yelena Simonyuk, Michael Porcelain

Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate Compensation Actually Paid (“CAP”) include:

CAP Reconciliation for Mr. Peterman	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table (SCT) Total for Mr. Peterman	$5,018,836	n/a	n/a
- Grant date values in SCT	($3,307,270)	n/a	n/a
+ Year-end fair value of unvested awards granted in the current year	$1,407,719	n/a	n/a
± Change in fair value of unvested awards granted in prior years	n/a	n/a	n/a
+ Fair values at vest date for awards granted and vested in current year	$1,312,501	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	n/a	n/a
Compensation Actually Paid for Mr. Peterman	$4,431,786	n/a	n/a

CAP Reconciliation for Mr. Porcelain	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table (SCT) Total for Mr. Porcelain	$3,786,190	$3,406,465	n/a
- Grant date values in SCT	n/a	($1,795,656)	n/a
+ Year-end fair value of unvested awards granted in the current year	n/a	$839,638	n/a
± Change in fair value of unvested awards granted in prior years	n/a	($1,047,111)	n/a
+ Fair values at vest date for awards granted and vested in current year	n/a	n/a	n/a
± Change in fair value of prior-year equity awards vested in current year	$476,378	($408,209)	n/a
Compensation Actually Paid for Mr. Porcelain	$4,262,568	$995,127	n/a

CAP Reconciliation for Mr. Kornberg	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table (SCT) Total for Mr. Kornberg	n/a	$8,515,624	$3,886,838
- Grant date values in SCT	n/a	($2,581,455)	($1,260,008)
+ Year-end fair value of unvested awards granted in the current year	n/a	$256,967	$1,901,342
± Change in fair value of unvested awards granted in prior years	n/a	n/a	$862,964
+ Fair values at vest date for awards granted and vested in current year	n/a	$2,274,197	n/a
± Change in fair value of prior-year equity awards vested in current year	n/a	$1,225,358	$138,786
Compensation Actually Paid for Mr. Kornberg	n/a	$9,690,691	$5,529,922

Non-PEO NEO Average Total Compensation Amount	$ 1,096,646	$ 614,731	$ 1,057,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,011,071	378,243	1,424,421
Adjustment to Non-PEO NEO Compensation Footnote

CAP Reconciliation for Non-CEO NEOs	Fiscal 2023	Fiscal 2022	Fiscal 2021
Average Summary Compensation Table (SCT) Total for Non-CEO NEOs	$1,096,646	$614,731	$1,057,737
- Grant date values in SCT	($649,445)	($269,328)	($307,371)
+ Year-end fair value of unvested awards granted in the current year	$274,517	$143,857	$463,820
± Change in fair value of unvested awards granted in prior years	($16,405)	($103,433)	$183,728
+ Fair values at vest date for awards granted and vested in current year	$338,728	$27,731	n/a
± Change in fair value of prior-year equity awards vested in current year	($32,971)	($35,315)	$26,507
Average Compensation Actually Paid for Non-CEO NEOs	$1,011,071	$378,243	$1,424,421

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Adjusted EBITDA
Revenue
Relative TSR vs. S&P 600 Index
Pre-Tax Profit
Free Cash Flow

Total Shareholder Return Amount	$ 65.89	74.06	155.01
Peer Group Total Shareholder Return Amount	94.11	89.82	123.56
Net Income (Loss)	$ (27,000,000)	$ (33,000,000)	$ (73,000,000)
Company Selected Measure Amount	54,000,000	39,000,000	77,000,000
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
-Strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-Represents annual dividend yield on each vest/fiscal year end date.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Non-GAAP measure that represents earnings (loss) before income taxes, interest (income) and other, change in fair value of the convertible preferred stock purchase option liability, write-off of deferred financing costs, interest expense, amortization of stock-based compensation, amortization of intangibles, depreciation expense, amortization of cost to fulfill assets, estimated contract settlement costs, settlement of intellectual property litigation, acquisition plan expenses, restructuring costs, COVID-19 related costs, strategic emerging technology costs (for next-generation satellite technology), facility exit costs, CEO transition costs, proxy solicitation costs, strategic alternatives analysis expenses and other.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 600 Index
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Profit
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Peterman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,018,836
PEO Actually Paid Compensation Amount	4,431,786
Porcelain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,786,190	$ 3,406,465
PEO Actually Paid Compensation Amount	4,262,568	995,127
Kornberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		8,515,624	$ 3,886,838
PEO Actually Paid Compensation Amount		9,690,691	5,529,922
PEO | Peterman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,307,270)
PEO | Peterman [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,407,719
PEO | Peterman [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,312,501
PEO | Porcelain [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,795,656)
PEO | Porcelain [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		839,638
PEO | Porcelain [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,047,111)
PEO | Porcelain [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,378	(408,209)
PEO | Kornberg [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,581,455)	(1,260,008)
PEO | Kornberg [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		256,967	1,901,342
PEO | Kornberg [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,274,197
PEO | Kornberg [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			862,964
PEO | Kornberg [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,225,358	138,786
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,445)	(269,328)	(307,371)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,517	143,857	463,820
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,728	27,731
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,405)	(103,433)	183,728
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,971)	$ (35,315)	$ 26,507